Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Selling, general and administrative expenses
Personnel expense	$ 134,862	$ 115,397
Professional and marketing fees	133,232	78,018
Supervisory board	3,978	4,107
Depreciation and amortization	1,083	1,217
IT expenses	5,496	8,075
Other expenses	32,499	21,849
Total selling, general and administrative expenses	$ 311,149	$ 228,664